Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	ProKidney Corp.
Entity Central Index Key	0001850270
Entity Tax Identification Number	98-1586514
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	2836
Entity Address, Address Line One	2000 Frontis Plaza Blvd
Entity Address, Address Line Two	Ste 250
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7028
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Tim Bertram, Ph.D.
Entity Address, Address Line One	2000 Frontis Plaza Blvd
Entity Address, Address Line Two	Ste 250
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7028